Interest Rate Swap Agreements	12 Months Ended
Dec. 31, 2014
Interest Rate Swap Agreements
Interest Rate Swap Agreements

9. Interest Rate Swap Agreements

Effective December 24, 2014, we entered into an interest rate swap agreement with a notional amount of $70,000,000 to fix the floating interest rate on borrowings under our revolving credit facility over a four-year period at an effective rate of 4.02%.

In connection with the formation transactions, the Contributing Landmark Funds terminated early Fund A and Fund D interest rate swaps. As a result of early termination, the Contributing Landmark Funds recognized a realized loss on interest rate swaps of $213,181.

Prior-period financial information has been retroactively adjusted to include the secured debt facility and related interest rate swap held by Fund E. Effective February 4, 2014, Fund E entered into an interest rate swap agreement with a notional amount of $12,500,000 to fix the floating interest rate on borrowings under its secured debt facility over a two-year period at an effective rate of 3.74%. The Fund E interest rate swap agreement was terminated in connection with the repayment of Fund E’s secured indebtedness as a result of the Partnership’s August 18, 2015 acquisition.

The following table summarizes the terms and fair value of the Partnerships’ interest rate swap agreements:

Notional	Fixed	Effective	Maturity	Fair Value Asset (Liability) at December 31,
Value	Rate	Date	Date	2014	2013
$ 25,631,841	3.91%	8/29/2012	8/29/2016	$—	$(193,101)
44,410,270	4.16	8/1/2012	5/31/2018	—	381,621
20,469,463	4.28	11/1/2013	5/31/2018	—	73,940
70,000,000	4.02	12/24/2014	12/24/2018	(289,808)	—
12,500,000	3.74	2/4/2014	1/31/2016	(19,091)	—
				$(308,899)	$262,460

During the years ended December 31, 2014, 2013 and 2012, the Partnership recorded a loss of $571,359, gain of $1,279,176, and a loss of $1,016,716, respectively, resulting from the change in fair value of the interest rate swap agreements which is reflected as an unrealized gain (loss) on derivatives on the consolidated and combined statements of income.

The fair value of the interest rate swap agreement is derived based on Level 2 inputs. To illustrate the effect of movements in the interest rate market, the Partnership performed a market sensitivity analysis on its outstanding interest rate swap agreement. The Partnership applied various basis point spreads to the underlying interest rate curve of the derivative in order to determine the instruments’ change in fair value at December 31, 2014. The following table summarizes the results of the analysis performed:

		Effects of Change in Interest Rates
Date Entered	Maturity Date	+50 Basis Points	-50 Basis Points	+100 Basis Points	-100 Basis Points
December 2014	12/24/2018	$1,004,382	$(1,637,365)	$2,295,647	$(2,924,701)
(1)

The Fund E interest rate swap agreement has been excluded from this analysis as the agreement was terminated in connection with the repayment of Fund E’s secured indebtedness as a result of the Partnership’s August 18, 2015 acquisition.

On February 5, 2015, the Partnership swapped an additional $25,000,000 of the floating rate on its revolving facility at an effective rate of 3.79% over a four-year period beginning April 13, 2015. On August 24, 2015, the Partnership entered into an additional interest rate swap agreement with a notional amount of $50,000,000 to fix the floating interest rate at an effective rate of 4.24% over a seven-year period beginning October 1, 2015.